WRL LETTERHEAD

                                                     December 30, 1997



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      WRL Series Fund, Inc.
                  File No. 33-507

Dear Commissioners:

         On behalf of the WRL Series Fund, Inc. (the "Fund"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus and Statement of Additional Information ("SAI") for the Fund dated January 2, 1998 otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Prospectus and SAI contained in the Form N1-A registration statement for the Fund (the "Registration Statement"). The Registration Statement was filed electronically with the Securities and Exchange Commission on December 22, 1997 via EDGAR.

                                                     Sincerely,


                                                     /s/ Priscilla I. Hechler
                                                     Priscilla I. Hechler
                                                     Assistant Vice President
                                                     and Assistant Secretary

cc:      Thomas E. Pierpan, Esq.
         Kimberly J. Smith, Esq.